SUBSEQUENT EVENTS (Details Narrative) - USD ($)			1 Months Ended								2 Months Ended	9 Months Ended		12 Months Ended
	Oct. 10, 2023	Jan. 11, 2023	Nov. 07, 2023	Oct. 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Jan. 31, 2023	Nov. 30, 2022	Oct. 31, 2022	May 31, 2022	Mar. 27, 2023	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Jul. 10, 2023
Shares of common Stock issued						17,045	4,245	9,500		500,000				14,206
Note payable												$ 0	$ 1,930,000	$ 2,455,000	$ 0
Proceeds from Convertible Notes Payable												$ 3,474,950	$ 0
Exercisable price per share	$ 0.85		$ 0.85	$ 0.86		$ 0.99								$ 1.06
Warrants vested, value											$ 3,422,942
Share issued for services						17,045	4,245
Share issued for services, value						$ 15,000	$ 4,500
Option value						$ 448,950
Warrant issued value					$ 375,000				$ 119,383
Accrued interest							7,589
Options to purchase shares						500,000								2,242,746
Subsequent Event [Member]
Warrants to purchase shares	750,000		1,250,000	72,329
Shares of common Stock issued				33,911
Note payable	$ 375,000		$ 439,295
Proceeds from Convertible Notes Payable			$ 625,000
Convertible note payable, percentage	14.00%		14.00%
Options to purchase common stock, shares				250,000
Convertible common stock per share	$ 3.20		$ 3.20	$ 0.85
Warrant issued value			$ 1,558,376
Four Noteholders [Member]
Accrued interest							$ 7,589
Common share issued							5,655
P C Ventures [Member]
Exercisable price per share		$ 0.85														$ 0.25
Accrued and unpaid interest		$ 78,929
Note payable balance		$ 1,563,929
Interest rate		14.00%
Warrants to purchase shares		3,127,858
Warrants vested, value		$ 3,309,045
14% Convertible Note Payable [Member]
Proceeds from Convertible Notes Payable											$ 1,724,975
Exercisable price per share											$ 0.85
Warrants to purchase shares											3,449,950
CEO [Member]
Shares of common Stock issued					7,661
Note payable balance											$ 100,000
Warrants to purchase shares											200,000
Share issued value											$ 209,180
Accrued interest					$ 6,995